Note 16 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2013	December 31, 2014

Interest rate swap contracts	Current liabilities – Derivatives	697,889	297,992

Interest rate contracts	Long-term liabilities – Derivatives	319,859	779

Total derivative liabilities		1,017,748	298,771

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2014
FFA contracts – Fair value	Change in fair value of derivatives	-	-	-
FFA contracts – Realized loss	Change in fair value of derivatives	(2,247)	-	-
Interest rate – Fair value	Change in fair value of derivatives	1,057,928	1,375,820	718,977
Interest rate contracts – Realized loss	Change in fair value of derivatives	(1,693,084)	(1,552,952)	(763,625)
Total loss on derivatives		(637,403)	(177,132)	(44,648)